united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/15

Item 1. Reports to Stockholders.

Semi-Annual Report

October 31, 2015

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

The Fund’s performance figures* for the periods ended October 31, 2015, compared to its benchmark:

			Annualized	Annualized Five	Annualized Since	Annualized Since
	Six Months	One Year	Three Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Core Equity Fund - Institutional Class	(2.06)%	0.51%	11.87%	9.31%	2.06%	N/A
Pacific Financial Core Equity Fund - Investor Class	(2.46)%	(0.28)%	11.05%	8.51%	N/A	9.69%
S&P 500 Total Return Index **	0.77%	5.20%	16.20%	14.33%	6.10%	14.91%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.15% for Institutional Class Shares and 2.90% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type as of October 31, 2015	% of Net Assets
Mutual Funds - Equity Funds	65.41%
Exchange Traded Funds - Equity Funds	33.86%
Other Assets in Excess of Liabilities	0.73%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

The Fund’s performance figures* for the periods ended October 31, 2015, compared to its benchmark:

			Annualized	Annualized Five	Annualized Since	Annualized Since
	Six Months	One Year	Three Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Explorer Fund - Institutional Class	(2.04)%	2.64%	13.47%	9.06%	2.08%	N/A
Pacific Financial Explorer Fund - Investor Class	(2.41)%	1.89%	12.66%	8.26%	N/A	8.75%
S&P 500 Total Return Index **	0.77%	5.20%	16.20%	14.33%	6.10%	14.91%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.90% for Institutional Class Shares and 2.64% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Sector or Asset Class as of October 31, 2015	% of Net Assets
Large Cap Growth & Income	28.15%
Money Market Funds	17.28%
Technology	15.64%
Growth & Income	11.21%
Financial Services	9.20%
Large Cap Value	7.61%
Leisure Industry	5.68%
Health & Biotechnology	4.81%
Energy	3.25%
Other*	13.99%
Other Assets in Excess of Liabilities	-16.82%
100.00%

*	Other represents less than 3.25% weightings in the following categories: Consumer Cyclical, Consumer Defensive, Mid Cap Growth and Socially Responsible. Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

The Fund’s performance figures* for the periods ended October 31, 2015, compared to its benchmark:

			Annualized Three	Annualized Five	Annualized Since	Annualized Since
	Six Months	One Year	Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial International Fund - Institutional Class	(6.76)%	(2.47)%	6.48%	(2.88)%	(6.01)%	N/A
Pacific Financial International Fund - Investor Class	(6.85)%	(3.11)%	5.75%	(3.52)%	N/A	0.04%
MSCI EAFE Net Total Return Index **	(6.44)%	(0.07)%	8.02%	4.81%	(0.18)%	8.14%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.38% for Institutional Class Shares and 3.13% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The MSCI EAFE Net Total Return Index is a market-weighted index composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of October 31, 2015	% of Net Assets
Mutual Funds - Equity Funds	84.81%
Exchange Traded Funds - Equity Funds	14.73%
Other Assets in Excess of Liabilities	0.46%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

The Fund’s performance figures* for the periods ended October 31, 2015, compared to its benchmark:

			Annualized	Annualized Five	Annualized Since	Annualized Since
	Six Months	One Year	Three Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Strategic Conservative Fund - Institutional Class	(1.00)%	(0.24)%	0.66%	2.14%	2.22%	N/A
Pacific Financial Strategic Conservative Fund - Investor Class	(1.36)%	(0.98)%	(0.07)%	1.40%	N/A	2.12%
Barclays Intermediate Government/Credit Index **	0.25%	1.86%	1.37%	2.30%	4.25%	3.69%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.10% for Institutional Class Shares and 2.85% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of October 31, 2015	% of Net Assets
Mutual Funds - Debt Funds	36.63%
Exchange Traded Funds - Debt Funds	63.13%
Other Assets in Excess of Liabilities	0.24%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

The Fund’s performance figures* for the periods ended October 31, 2015, compared to its benchmark:

			Annualized	Annualized Five	Annualized Since	Annualized Since
	Six Months	One Year	Three Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Tactical Fund - Institutional Class	(1.42)%	(0.82)%	1.04%	0.81%	0.91%	N/A
Pacific Financial Tactical Fund - Investor Class	(1.87)%	(1.56)%	0.25%	0.05%	N/A	1.16%
B of A Merrill Lynch 3 Month Treasury Bill Index **	0.01%	0.02%	0.05%	0.07%	0.61%	0.10%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.47% for Institutional Class Shares and 3.22% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees and expenses.

Holdings By Asset Class as of October 31, 2015	% of Net Assets
Exchange-Traded Funds - Debt Funds	24.90%
Mutual Funds - Asset Allocation Funds	4.15%
Mutual Funds - Debt Funds	47.85%
Mutual Funds - Equity Funds	11.98%
Other Assets in Excess of Liabilities	11.12%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL FAITH AND VALUES BASED MODERATE FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

The Fund’s performance figures* for the periods ended October 31, 2015, compared to its benchmark:

		Start of
		Performance
	6 Months	(12/3/14) **
Pacific Financial Faith & Values Based Moderate Fund - Investor Class	(2.58)%	(1.84)%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index ***	0.66%	2.12%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 3.05% for Institutional Class Shares and 3.80% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The Fund commenced operations on May 31, 2013. Start of performance is December 3, 2014.

***	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of October 31, 2015	% of Net Assets
Mutual Funds - Equity Funds	63.31%
Mutual Funds - Debt Funds	35.27%
Other Assets in Excess of Liabilities	1.42%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

The Fund’s performance figures* for the period ended October 31, 2015, compared to its benchmark:

Start of
Performance
(10/1/15) **
Pacific Financial Dynamic Allocation Fund - Institutional Class	2.10%
Pacific Financial Dynamic Allocation Fund - Investor Class	2.00%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index **	4.05%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.63% for Institutional Class Shares and 3.38% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of October 31, 2015	% of Net Assets
Mutual Funds - Asset Allocation Funds	99.04%
Other Assets in Excess of Liabilities	0.96%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 33.86%
	EQUITY FUNDS - 33.86%
47,421	iShares Core S&P Mid-Cap ETF	$6,838,582
271,409	iShares Core S&P Small-Cap ETF	30,682,788
176,960	iShares S&P 500 Growth ETF *	20,879,510
40,366	iShares S&P Mid-Cap 400 Growth ETF	6,667,656
82,849	iShares S&P Small-Cap 600 Growth ETF *	10,526,794
437,928	PowerShares Dynamic Large Cap Growth Portfolio *	13,628,319
144,620	Vanguard S&P 500 ETF	27,558,787
	TOTAL EXCHANGE TRADED FUNDS (Cost - $116,000,322)	116,782,436

	MUTUAL FUNDS - 65.41%
	EQUITY FUNDS - 65.41%
807,130	American Beacon Bridgeway Large Cap Value Fund	19,290,406
176,163	Aquila Three Peaks Opportunity Growth Fund	8,394,151
1,107,637	Glenmede Large Cap Core Portfolio	24,744,615
748,844	Goldman Sachs Large Cap Growth Insights Fund	17,867,423
1,482,432	JPMorgan Disciplined Equity Fund	34,688,909
2,319,365	MainStay US Equity Opportunities Fund	20,874,282
250,371	Nicholas Fund, Inc.	16,602,122
529,764	Professionally Managed Portfolios - Hodges Small Cap Fund	10,203,244
503,933	T Rowe Price Value Fund	17,229,476
836,011	Vanguard Strategic Equity Fund	27,195,435
348,657	Vanguard Structured Large Cap Equity Fund	14,430,924
434,246	Wells Fargo Advantage Special Mid CapValue Fund	14,056,552
	TOTAL MUTUAL FUNDS (Cost - $226,476,017)	225,577,539

	SHORT-TERM INVESTMENTS - 9.57%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.01%
31,057,428	Dreyfus Government Cash Management Fund, 0.01%**	31,057,428

	MONEY MARKET FUND - 0.56%
1,938,521	Milestone Treasury Obligations Portfolio, 0.01%**	1,938,521

	TOTAL SHORT-TERM INVESTMENTS (Cost - $32,995,949)	32,995,949

	TOTAL INVESTMENTS - 108.84% (Cost - $375,472,288) (a)	$375,355,924
	OTHER ASSETS AND LIABILITIES - NET - (8.84)%	(30,485,302)
	TOTAL NET ASSETS - 100.00%	$344,870,622

*	All or a portion of this security is on loan. Total loaned securities had a value of $30,142,300 at October 31, 2015.

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $375,472,288 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$6,107,618
Unrealized depreciation	(6,223,982)
Net unrealized depreciation	$(116,364)

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2015.

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 97.10%
	ENERGY - 3.25%
110,250	Energy Select Sector SPDR Fund	$7,500,308

	CONSUMER CYCLICAL - 1.85%
28,909	iShares U.S. Consumer Services ETF *	4,275,063

	CONSUMER DEFENSIVE - 7.72%
187,566	Consumer Staples Select Sector SPDR Fund	9,355,792
192,546	First Trust Consumer Staples AlphaDEX Fund *	8,452,769
		17,808,561
	FINANCIAL SERVICES - 9.20%
358,449	Financial Select Sector SPDR Fund	8,631,452
522,207	PowerShares Global Listed Private Equity Portfolio *	5,733,833
96,297	SPDR S&P Insurance ETF *	6,851,531
		21,216,816
	GROWTH & INCOME - 11.21%
70,092	Direxion All Cap Insider Sentiment Shares *	4,977,233
302,466	First Trust NASDAQ-100 Ex-Technology Sector IndexSM Fund * +	12,543,265
147,445	TrimTabs Float Shrink ETF *	8,343,912
		25,864,410
	HEALTH & BIOTECHNOLOGY - 4.81%
51,778	iShares U.S. Healthcare Providers ETF *	6,432,899
66,365	Powershares Dynamic Pharmaceuticals Portfolio	4,674,087
		11,106,986
	LARGE CAP GROWTH & INCOME - 28.15%
340,875	Vanguard S&P 500 ETF *	64,957,140

	LARGE CAP VALUE - 7.61%
194,612	iShares S&P 500 Value ETF *	17,559,841

	LEISURE INDUSTRY - 5.68%
161,898	Consumer Discretionary Select Sector SPDR Fund *	13,108,881

	MID CAP GROWTH - 1.98%
197,423	First Trust Dorsey Wright Focus 5 ETF *	4,558,497

	TECHNOLOGY - 15.64%
74,230	Guggenheim S&P 500 Equal Weight Technology ETF *	6,921,205
65,502	iShares North American Tech-Software ETF *	6,770,942
107,218	PowerShares DWA Technology Momentum Portfolio *	4,429,176
158,485	Powershares QQQ Trust Series 1	17,961,105
		36,082,428

	TOTAL EXCHANGE TRADED FUNDS (Cost - $223,446,720)	224,038,931

	MUTUAL FUND - 2.44%
	SOCIALLY RESPONSIBLE - 2.44%
213,917	Eventide Gilead Fund (Cost - $6,396,120)	5,628,145

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)	October 31, 2015

Shares	Description	Value
	SHORT-TERM INVESTMENTS - 17.28%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.75%
36,347,107	Dreyfus Government Cash Management Fund, 0.01%**	$36,347,107

	MONEY MARKET FUND - 1.53%
3,516,379	Milestone Treasury Obligations Portfolio, 0.01%**	3,516,379

	TOTAL SHORT-TERM INVESTMENTS (Cost - $39,863,486)	39,863,486

	TOTAL INVESTMENTS - 116.82% (Cost - $269,706,326) (a)	$269,530,562
	OTHER ASSETS AND LIABILITIES - NET - (16.82)%	(38,805,993)
	TOTAL NET ASSETS - 100.00%	$230,724,569

*	All or a portion of this security is on loan. Total loaned securities had a value of $35,449,665 at October 31, 2015.

+	Affiliated Company - Pacific Financial Explorer Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $269,722,628 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$4,781,897
Unrealized depreciation	(4,973,963)
Net unrealized depreciation	$(192,066)

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2015.

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 14.73%
	EQUITY FUNDS - 14.73%
74,425	iShares Currency Hedged MSCI EAFE ETF *	$1,955,889
85,728	iShares Currency Hedged MSCI Japan ETF	2,552,123
73,363	WisdomTree Europe Hedged Equity Fund	4,459,003
	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,756,626)	8,967,015

	MUTUAL FUNDS - 84.81%
	EQUITY FUNDS - 84.81%
257,849	Dodge & Cox Global Stock Fund	2,942,061
163,039	FMI International Fund	4,747,684
44,925	Janus Global Life Sciences Fund	2,527,013
300,552	JOHCM International Select Fund +	5,497,103
180,931	Matthews Japan Fund	3,294,749
131,601	MFS International Value Fund	4,878,452
304,772	Oberweis International Opportunities Fund ^	6,296,586
501,978	Pear Tree Polaris Foreign Value Small Cap Fund	6,339,980
331,010	T Rowe Price International Funds - European Stock Fund	6,789,017
325,658	Thornburg Global Opportunities Fund	8,314,058
	TOTAL MUTUAL FUNDS (Cost - $53,542,998)	51,626,703

	SHORT-TERM INVESTMENTS - 1.76%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.79%
482,000	Dreyfus Government Cash Management Fund, 0.01%**	482,000

	MONEY MARKET FUND - 0.97%
591,313	Milestone Treasury Obligations Portfolio, 0.01%**	591,313

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,073,313)	1,073,313

	TOTAL INVESTMENTS - 101.30% (Cost - $64,372,937) (a)	$61,667,031
	OTHER ASSETS AND LIABILITIES - NET - (1.30)%	(795,366)
	TOTAL NET ASSETS - 100.00%	$60,871,665

*	All or a portion of this security is on loan. Total loaned securities had a value of $464,412 at October 31, 2015.

+	The value of this security has been determined in good faith under policies of The Board of Trustees.

^	Non-income producing security.

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $64,372,937 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$268,908
Unrealized depreciation	(2,974,814)
Net unrealized depreciation	$(2,705,906)

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2015.

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 63.13%
	DEBT FUNDS - 63.13%
97,092	iShares 1-3 Year Treasury Bond ETF	$8,236,314
130,123	iShares 3-7 Year Treasury Bond ETF *	16,123,541
34,765	iShares 7-10 Year Treasury Bond ETF *	3,720,550
22,371	iShares Agency Bond ETF *	2,548,057
363,148	iShares Intermediate Government/Credit Bond ETF *	40,215,009
73,829	iShares National AMT-Free Muni Bond ETF *	8,099,779
17,977	iShares Short Treasury Bond ETF	1,982,324
336,785	SPDR Barclays Intermediate Term Corporate Bond ETF *	11,447,322
360,274	Vanguard Mortgage-Backed Securities ETF	19,195,399
	TOTAL EXCHANGE TRADED FUNDS (Cost - $111,644,778)	111,568,295

	MUTUAL FUNDS - 36.63%
	DEBT FUNDS - 36.63%
1,396,586	Angel Oak Multi-Strategy Income Fund	16,395,920
873,165	BlackRock Total Return Fund	10,233,489
349,274	Cohen & Steers Preferred Securities and Income Fund, Inc.	4,757,118
1,270,806	DoubleLine Core Fixed Income Fund	13,788,243
739,708	Guggenheim - Total Return Bond Fund	19,572,673
	TOTAL MUTUAL FUNDS (Cost - $66,180,044)	64,747,443

	SHORT-TERM INVESTMENTS - 6.02%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 5.85%
10,344,326	Dreyfus Government Cash Management Fund, 0.01%**	10,344,326

	MONEY MARKET FUND - 0.17%
295,696	Milestone Treasury Obligations Portfolio, 0.01%**	295,696

	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,640,022)	10,640,022

	TOTAL INVESTMENTS - 105.78% (Cost - $188,464,844) (a)	$186,955,760
	OTHER ASSETS AND LIABILITIES - NET - (5.78)%	(10,216,793)
	TOTAL NET ASSETS - 100.0%	$176,738,967

ETF - Exchange Traded Fund

*	All or a portion of this security is on loan. Total loaned securities had a value of $10,131,032 at October 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $188,533,558 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$185,310
Unrealized depreciation	(1,763,108)
Net unrealized depreciation	$(1,577,798)

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2015.

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 24.90%
	DEBT FUNDS - 24.90%
84,474	iShares 1-3 Year Treasury Bond ETF	7,165,930
53,550	Vanguard Short-Term Bond ETF	4,296,852
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,494,999)	11,462,782

	MUTUAL FUNDS - 63.98%
	ASSET ALLOCATION FUND - 4.15%
183,379	SEI Institutional Managed Trust - Multi-Asset Income Fund	1,912,642

	DEBT FUNDS - 47.85%
405,815	Angel Oak Multi-Strategy Income Fund	4,764,268
191,207	Metropolitan West Unconstrained Bond Fund	2,248,593
521,083	PIMCO Mortgage Opportunities Fund	5,778,814
515,387	Semper MBS Total Return Fund	5,643,490
360,929	Zeo Strategic Income Fund	3,598,459
		22,033,624
	EQUITY FUNDS - 11.98%
321,874	American Century Market Neutral Value Fund	3,469,799
131,239	TFS Market Neutral Fund	2,047,332
		5,517,131

	TOTAL MUTUAL FUNDS (Cost - $29,787,431)	29,463,397

	SHORT-TERM INVESTMENTS - 11.86%
	MONEY MARKET FUND - 11.86%
5,459,540	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $5,459,540)	5,459,540

	TOTAL INVESTMENTS - 100.74% (Cost - $46,741,970) (a)	46,385,719
	OTHER ASSETS AND LIABILITIES - NET - (0.74)%	(341,411)
	TOTAL NET ASSETS - 100.0%	46,044,308

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,742,655 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	15,825
Unrealized depreciation	(372,761)
Net unrealized depreciation	$(356,936)

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2015.

See accompanying notes to financial statements.

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2015

Shares	Description	Value
	MUTUAL FUNDS - 98.58%
	DEBT FUNDS - 35.27%
29,750	Ave Maria Bond Fund	$331,714
32,794	GuideStone Medium-Duration Bond Fund	477,147
159,897	Praxis Intermediate Income Fund	1,661,331
41,854	Timothy Plan Fixed Income Fund	425,661
		2,895,853
	EQUITY FUNDS - 63.31%
98,459	GuideStone Defensive Market Strategies Fund	1,159,844
46,917	GuideStone Funds - Equity Index Fund	1,091,762
36,806	LKCM Aquinas Growth Fund	659,193
14,242	LKCM Aquinas Value Fund	238,981
80,941	Praxis Growth Index Fund	1,483,646
68,624	Timothy Plan Large/Mid Cap Growth Fund	565,466
		5,198,892

	TOTAL MUTUAL FUNDS (Cost - $8,006,668)	8,094,745

	SHORT-TERM INVESTMENT - 6.11%
	MONEY MARKET FUND - 6.11%
501,794	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $501,794)	501,794

	TOTAL INVESTMENTS - 104.69% (Cost - $8,508,462) (a)	$8,596,539
	OTHER ASSETS AND LIABILITIES - NET - (4.69)%	(385,421)
	TOTAL NET ASSETS - 100.0%	$8,211,118

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,514,348 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$140,183
Unrealized depreciation	(57,992)
Net unrealized appreciation	$82,191

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2015.

See accompanying notes to financial statements.

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2015

Shares	Description	Value
	MUTUAL FUNDS - 99.04%
	ASSET ALLOCATION FUNDS - 99.04%
192,144	American Balanced Fund	$4,797,831
141,123	BlackRock Balanced Capital Fund Inc	3,425,046
411,377	Columbia Balanced Fund	15,085,177
216,581	Fidelity Balanced Fund/United States	4,673,822
167,373	Fidelity Puritan Fund	3,427,806
196,926	Hartford Balanced Fund	4,109,855
234,596	Putnam Dynamic Asset Allocation Balanced Fund	3,432,139
137,463	Transamerica Multi-Managed Balanced Fund	3,431,087
507,477	Vanguard Balanced Index Fund	15,097,438
254,050	Vanguard Tax-Managed Balanced Fund	6,874,600
136,619	Wells Fargo Advantage Index Asset Allocation Fund	4,119,057
	TOTAL MUTUAL FUNDS (Cost - $67,469,659)	68,473,858

	SHORT-TERM INVESTMENTS - 0.68%
	MONEY MARKET FUND - 0.68%
472,766	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $472,766)	472,766

	TOTAL INVESTMENTS - 99.72% (Cost - $67,942,425) (a)	$68,946,624
	OTHER ASSETS AND LIABILITIES - NET - 0.28%	190,278
	TOTAL NET ASSETS - 100.0%	$69,136,902

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,942,425 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$1,097,220
Unrealized depreciation	(93,021)
Net unrealized appreciation	$1,004,199

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2015.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2015 (Unaudited)

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate	Dynamic Allocaion
	Fund	Fund	Fund	Conservative Fund	Fund	Fund	Fund (1)
Assets:
Investments in unaffiliated securities, at cost	$375,472,288	$257,187,400	$64,372,937	$188,464,844	$46,741,970	$8,508,462	$67,942,425
Investments in affiliated securities, at cost	—	12,518,926	—	—	—	—	—
Total Securities, at cost	$375,472,288	$269,706,326	$64,372,937	$188,464,844	$46,741,970	$8,508,462	$67,942,425
Investments in unaffiliated securities, at value	$375,355,924	$256,987,297	$61,667,031	$186,955,760	$46,385,719	$8,596,539	$68,946,624
Investments in affiliated securities, at value	—	12,543,265	—	—	—	—	—
Investments in securities, at value	$375,355,924	$269,530,562	$61,667,031	$186,955,760	$46,385,719	$8,596,539	$68,946,624
Receivable for fund shares sold	1,338,699	904,331	174,108	522,296	17,273	—	661,256
Interest and dividends receivable	—	—	—	210,315	77,240	28	—
Prepaid expenses and other assets	19,240	38,930	10,977	13,849	10,383	—	—
Total Assets	376,713,863	270,473,823	61,852,116	187,702,220	46,490,615	8,596,567	69,607,880

Liabilities:
Collateral on securities loaned (see note 7)	31,057,428	36,347,107	482,000	10,344,326	—	—	—
Payable for fund shares redeemed	217,594	59,960	3	175,696	356,739	—	28,817
Payable for securities purchased	—	2,981,899	400,015	149,726	—	360,120	371,420
Investment advisory fees payable	279,087	183,229	48,425	152,282	38,858	5,785	33,906
Distribution (12b-1) fees payable	249,959	163,141	43,603	138,324	33,674	5,785	31,078
Accrued expenses and other liabilities	39,173	13,918	6,405	2,899	17,036	13,759	5,757
Total Liabilities	31,843,241	39,749,254	980,451	10,963,253	446,307	385,449	470,978

Net Assets	$344,870,622	$230,724,569	$60,871,665	$176,738,967	$46,044,308	$8,211,118	$69,136,902

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$340,429,347	$221,216,498	$67,304,759	$181,719,641	$47,225,710	$8,375,274	$67,948,476
Accumulated undistributed net investment income (loss)	(2,569,068)	(733,777)	(788,526)	818,051	171,374	(97,175)	62,785
Accumulated net realized gain/(loss) on investments	7,126,707	10,417,612	(2,938,662)	(4,289,641)	(996,525)	(155,058)	121,442
Net unrealized appreciation/(depreciation) on investments	(116,364)	(175,764)	(2,705,906)	(1,509,084)	(356,251)	88,077	1,004,199

Net Assets	$344,870,622	$230,724,569	$60,871,665	$176,738,967	$46,044,308	$8,211,118	$69,136,902

Net Asset Value Per Share
Institutional Class Shares
Net assets	$47,318,556	$33,309,351	$7,847,572	$21,441,938	$8,282,235	$—	$6,505,989
Shares of Beneficial Interest Outstanding	4,981,338	3,306,803	1,421,039	2,290,792	853,209	—	637,418
Net asset value, offering and redemption price per share	$9.50	$10.07	$5.52	$9.36	$9.71	$—	$10.21

Investor Class Shares
Net assets	$297,552,066	$197,415,218	$53,024,093	$155,297,029	$37,762,073	$8,211,118	$62,630,913
Shares of Beneficial Interest Outstanding	32,593,368	20,289,966	10,013,759	16,644,912	3,991,404	837,943	6,139,382
Net asset value, offering and redemption price per share	$9.13	$9.73	$5.30	$9.33	$9.46	$9.80	$10.20

(1)	The inception date of Pacific Financial Dynamic Allocation Fund is September 17, 2015. The Fund commenced operations on October 7, 2015.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended October 31, 2015 (Unaudited)

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate	Dynamic Allocaion
	Fund	Fund	Fund	Conservative Fund	Fund	Fund	Fund (1)
Investment Income:
Dividends	$1,013,709	$1,431,482	$135,091	$2,849,238	$603,946	$30,481	$133,842
Security Lending (Net)	28,336	154,446	9,206	107,845	—	—	—
Income from affiliates	—	19,751	—	—	—	—	—
Interest	66	49	21	56	121	—	—
Total Investment Income	1,042,111	1,605,728	144,318	2,957,139	604,067	30,481	133,842

Expenses:
Investment advisory fees	1,698,655	1,099,364	288,203	933,219	210,900	32,741	33,906
Distribution (12b-1) fees - Institutional Class	61,973	43,068	10,585	31,495	10,911	—	943
Distribution (12b-1) fees - Investor Class	1,450,763	927,090	245,864	807,233	167,257	32,741	30,135
Administration service fees	179,857	118,950	31,014	100,316	24,240	3,867	3,765
Non 12b-1 Shareholder Services Fees	105,402	62,450	15,396	41,349	10,591	1,211	121
Registration fees	26,249	26,784	21,410	24,286	23,930	5,792	373
Audit fees	17,403	12,577	4,229	9,752	5,794	1,154	53
Custodian fees	25,256	18,876	5,539	13,387	4,840	1,775	253
Compliance officer fees	10,815	6,890	1,623	4,943	1,718	239	48
Printing and postage expense	11,695	4,743	2,293	8,999	1,578	505	60
Legal fees	7,515	4,736	4,640	4,112	4,103	6,404	603
Trustees’ fees and expenses	7,261	6,593	6,997	7,133	6,931	6,004	638
Insurance expense	5,672	3,903	778	2,800	800	135	—
Miscellaneous expenses	2,663	3,481	1,166	1,096	1,472	1,182	159
Total Expenses	3,611,179	2,339,505	639,737	1,990,120	475,065	93,750	71,057
Plus fees recouped by the Advisor	—	—	—	—	—	3,185	—
Net Expenses	3,611,179	2,339,505	639,737	1,990,120	475,065	96,935	71,057

Net Investment Income (Loss)	(2,569,068)	(733,777)	(495,419)	967,019	129,002	(66,454)	62,785

Realized and Unrealized Gain (Loss) on Investments
Net realized gain/(loss) from investments
Unaffiliated investments	(837,623)	1,243,155	(73,925)	(1,624,808)	(404,473)	(148,044)	—
Affiliated investments	—	210,382	—	—	(49,703)	—	—
Distributions received from underlying investment companies	—	—	—	—	—	435	121,442
Total realized gain (loss)	(837,623)	1,453,537	(73,925)	(1,624,808)	(454,176)	(147,609)	121,442
Net change in unrealized appreciation (depreciation) of:
Unaffiliated Investments	(6,064,670)	(6,620,320)	(3,726,564)	(1,534,227)	(405,119)	45,384	1,004,199
Affiliated Investments	—	5,550	—	—	4,516	—	—
Total unrealized appreciation/(depreciation)	(6,064,670)	(6,614,770)	(3,726,564)	(1,534,227)	(400,603)	45,384	1,004,199
Net Realized and Unrealized Gain (Loss)	(6,902,293)	(5,161,233)	(3,800,489)	(3,159,035)	(854,779)	(102,225)	1,125,641

Net Increase (Decrease) in Net Assets Resulting From Operations	$(9,471,361)	$(5,895,010)	$(4,295,908)	$(2,192,016)	$(725,777)	$(168,679)	$1,188,426

(1)	The inception date of Pacific Financial Dynamic Allocation Fund is September 17, 2015. The Fund commenced operations on October 7, 2015.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	October 31, 2015	Year Ended	October 31, 2015	Year Ended	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015	(Unaudited)	April 30, 2015	(Unaudited)	April 30, 2015
Operations:
Net investment income (loss)	$(2,569,068)	$137,849	$(733,777)	$(908,881)	$(495,419)	$(231,497)
Distributions received from underlying investment companies	—	9,341,239	—	63,834	—	254,217
Net realized gain (loss) from investments	(837,623)	9,718,564	1,453,537	12,635,598	(73,925)	55,376
Net change in unrealized appreciation / (depreciation) on investments	(6,064,670)	(2,608,224)	(6,614,770)	2,945,832	(3,726,564)	444,613
Net Increase/(Decrease) in Net Assets Resulting From Operations	(9,471,361)	16,589,428	(5,895,010)	14,736,383	(4,295,908)	522,709

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	—	(654,547)	—	—	—	—
Investor Class	—	(1,791,763)	—	—	—	—
Net Realized Gains:
Institutional Class	—	(2,947,852)	—	(1,727,472)	—	—
Investor Class	—	(12,871,492)	—	(6,863,666)	—	—
Total Distributions to Shareholders	—	(18,265,654)	—	(8,591,138)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	5,504,611	8,592,317	4,560,009	7,380,778	299,641	2,814,049
Investor Class	96,160,892	166,667,478	64,647,732	103,089,742	18,042,274	26,649,859
Reinvestment of dividends and distributions
Institutional Class	—	3,546,338	—	1,702,556	—	—
Investor Class	—	14,126,594	—	6,602,704	—	—
Cost of shares redeemed
Institutional Class	(7,905,247)	(12,510,769)	(5,533,718)	(6,929,993)	(862,157)	(1,107,033)
Investor Class	(58,622,316)	(49,407,985)	(29,545,873)	(23,173,027)	(5,302,280)	(7,817,553)
Net Increase in Net Assets From Share Transactions of Beneficial Interest	35,137,940	131,013,973	34,128,150	88,672,760	12,177,478	20,539,322

Total Increase in Net Assets	25,666,579	129,337,747	28,233,140	94,818,005	7,881,570	21,062,031

Net Assets:
Beginning of Period	319,204,043	189,866,296	202,491,429	107,673,424	52,990,095	31,928,064
End of Period **	$344,870,622	$319,204,043	$230,724,569	$202,491,429	$60,871,665	$52,990,095
** Includes accumulated net investment loss at end of period	$(2,569,068)	$—	$(733,777)	$—	$(788,526)	$(293,107)

Share Activity
Institutional Class:
Shares Sold	583,499	869,581	458,363	719,795	52,384	479,398
Shares Reinvested	—	363,727	—	167,245	—	—
Shares Redeemed	(849,345)	(1,263,585)	(565,782)	(676,058)	(149,826)	(190,801)
Net increase / (decrease) in shares of beneficial interest outstanding	(265,846)	(30,277)	(107,419)	210,982	(97,442)	288,597

Investor Class:
Shares Sold	10,444,651	17,487,400	6,580,895	10,382,093	3,285,835	4,718,683
Shares Reinvested	—	1,498,048	—	667,614	—	—
Shares Redeemed	(6,508,554)	(5,176,660)	(3,087,926)	(2,333,334)	(1,001,110)	(1,412,284)
Net increase in shares of beneficial interest outstanding	3,936,097	13,808,788	3,492,969	8,716,373	2,284,725	3,306,399

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Financial		Pacific Financial		Pacific Financial		Pacific Financial
	Strategic Conservative Fund		Tactical Fund		Faith & Values Based Moderate Fund		Dynamic Allocation Fund
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	October 31, 2015	Year Ended	October 31, 2015	Year Ended	October 31, 2015	Year Ended	October 31, 2015
	(Unaudited)	April 30, 2015	(Unaudited)	April 30, 2015	(Unaudited)	April 30, 2015 (a)	(Unaudited) (b)
Operations:
Net investment income (loss)	$967,019	$1,817,171	$129,002	$264,257	$(66,454)	$(16,493)	$62,785
Distributions received from underlying investment companies	—	276,699	—	7,706	435	50,883	121,442
Net realized loss from investments	(1,624,808)	(681,680)	(454,176)	(124,188)	(148,044)	(58,332)	—
Net change in unrealized appreciation / (depreciation) on investments	(1,534,227)	(303,543)	(400,603)	(247,755)	45,384	42,693	1,004,199
Net Increase (Decrease) in Net Assets Resulting From Operations	(2,192,016)	1,108,647	(725,777)	(99,980)	(168,679)	18,751	1,188,426

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(181,860)	(465,040)	—	(138,168)	—	—	—
Investor Class	(686,536)	(1,055,645)	—	(197,782)	—	(14,228)	—
Total Distributions to Shareholders	(868,396)	(1,520,685)	—	(335,950)	—	(14,228)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	2,332,541	5,558,968	243,912	1,754,063	—	—	6,400,962
Investor Class	62,447,526	92,372,501	21,398,270	15,632,555	2,763,823	6,814,332	62,228,456
Reinvestment of dividends and distributions
Institutional Class	178,169	456,896	—	137,624	—	—	—
Investor Class	675,983	1,031,636	—	193,026	—	12,928	—
Cost of shares redeemed
Institutional Class	(7,196,131)	(4,984,886)	(1,080,829)	(3,181,049)	—	—	(23,541)
Investor Class	(53,347,087)	(24,726,813)	(10,374,236)	(8,566,274)	(277,877)	(937,942)	(657,401)
Net Increase in Net Assets From Share Transactions of Beneficial Interest	5,091,001	69,708,302	10,187,117	5,969,945	2,485,946	5,889,318	67,948,476

Total Increase in Net Assets	2,030,589	69,296,264	9,461,340	5,534,015	2,317,267	5,893,841	69,136,902

Net Assets:
Beginning of Period	174,708,378	105,412,114	36,582,968	31,048,953	5,893,851	10	—
End of Period **	$176,738,967	$174,708,378	$46,044,308	$36,582,968	$8,211,118	$5,893,851	$69,136,902
** Includes accumulated undistributed net investment income (loss) at end of period	$818,051	$719,428	$171,374	$42,372	$(97,175)	$(30,721)	$62,785

Share Activity
Institutional Class:
Shares Sold	247,466	580,584	24,959	177,233	—	—	639,738
Shares Reinvested	18,995	47,945	—	14,086	—	—	—
Shares Redeemed	(762,912)	(520,254)	(110,551)	(321,217)	—	—	(2,320)
Net increase (decrease) in shares of beneficial interest outstanding	(496,451)	108,275	(85,592)	(129,898)	—	—	637,418

Investor Class:
Shares Sold	6,650,594	9,689,199	2,245,076	1,609,760	280,353	678,610	6,204,234
Shares Reinvested	72,340	108,603	—	20,149	—	1,293	—
Shares Redeemed	(5,680,744)	(2,593,369)	(1,090,938)	(883,118)	(28,143)	(94,171)	(64,852)
Net increase in shares of beneficial interest outstanding	1,042,190	7,204,433	1,154,138	746,791	252,210	585,732	6,139,382

(a)	The inception date of Pacific Financial Faith & Values Based Moderate Fund is May 31, 2013, however fund operations did not commence until December 3, 2014, (see Note 1).

(b)	The inception date of Pacific Financial Dynamic Allocation Fund is September 17, 2015. The Fund commenced operations on October 7, 2015.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2015		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.70		$9.65	$9.21	$8.50	$8.96	$7.83
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		0.05	(0.01)	0.16	(0.04)	(0.03)
Net realized and unrealized gain (loss)	(0.16)		0.68	1.57	0.91	(0.42)	1.16
Total from investment operations	(0.20)		0.73	1.56	1.07	(0.46)	1.13
Less distributions from:
Net Investment Income	—		(0.12)	(0.09)	(0.06)	—	—
Net Realized Gains	—		(0.56)	(1.03)	(0.30)	—	—
Total distributions	—		(0.68)	(1.12)	(0.36)	—	—
Net asset value, end of period	$9.50		$9.70	$9.65	$9.21	$8.50	$8.96
Total return (2,3)	-2.06%		7.51%	16.96%	13.15%	-5.13%	14.43%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$47,319		$50,921	$50,931	$44,641	$47,280	$51,652
Ratios of expenses to average net assets: (4)	1.49	% (6)	1.51%	1.53%	1.65%	1.64%	1.68%
Ratios of net investment income (loss) to average net assets: (4,5)	-0.88	% (6)	0.47%	-0.13%	1.93%	-0.48%	-0.48%
Portfolio turnover rate	34	% (7)	137%	267%	400%	454%	381%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized

(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2015		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.36		$9.36	$8.98	$8.32	$8.83	$7.78
Activity from investment operations:
Net investment income (loss) (1)	(0.07)		(0.01)	(0.09)	0.12	(0.09)	(0.10)
Net realized and unrealized gain (loss)	(0.16)		0.65	1.54	0.87	(0.42)	1.15
Total from investment operations	(0.23)		0.64	1.45	0.99	(0.51)	1.05
Less distributions from:
Net Investment Income	—		(0.08)	(0.04)	(0.03)	—	—
Net Realized Gains	—		(0.56)	(1.03)	(0.30)	—	—
Total distributions	—		(0.64)	(1.07)	(0.33)	—	—
Net asset value, end of period	$9.13		$9.36	$9.36	$8.98	$8.32	$8.83
Total return (2,3)	-2.46%		6.71%	16.18%	12.28%	-5.78%	13.50%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$297,552		$268,283	$138,936	$71,018	$35,254	$17,582
Ratios of expenses to average net assets: (4)	2.23	% (6)	2.26%	2.27%	2.40%	2.40%	2.43%
Ratios of net investment income (loss) to average net assets: (4,5)	-1.62	% (6)	-0.05%	-0.90%	1.41%	-1.17%	-1.31%
Portfolio turnover rate	34	% (7)	137%	267%	400%	454%	381%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized

(7)	Not Annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2015		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.28		$9.69	$8.81	$7.89	$8.75	$7.92
Activity from investment operations:
Net investment income (loss) (1)	0.00		(0.01)	(0.05)	0.16	(0.02)	(0.08)
Net realized and unrealized gain (loss)	(0.21)		1.15	1.55	0.89	(0.84)	1.16
Total from investment operations	(0.21)		1.14	1.50	1.05	(0.86)	1.08
Less distributions from:
Net Investment Income	—		—	(0.06)	(0.09)	—	—
Net Realized Gains	—		(0.55)	(0.56)	(0.04)	—	(0.25)
Total distributions	—		(0.55)	(0.62)	(0.13)	—	(0.25)
Net asset value, end of period	$10.07		$10.28	$9.69	$8.81	$7.89	$8.75
Total return (2,3)	-2.04%		11.81%	16.94%	13.48%	-9.83%	13.99%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$33,309		$35,095	$31,049	$20,530	$16,752	$24,371
Ratios of gross expenses to average net assets: (4)	1.50	% (7)	1.53%	1.57%	1.70%	1.71%	1.86%
Ratios of net expenses to average net assets: (4)	1.50	% (7)	1.53%	1.57%	1.70%	1.71%	1.92	% (5)
Ratios of net investment income (loss) to average net assets: (4,6)	-0.04	% (7)	-0.06%	-0.48%	2.01%	-0.25%	-0.99%
Ratios of net investment income (loss) to average net assets - pre waiver/recapture (4,6)	-0.04	% (7)	-0.06%	-0.48%	2.01%	-0.25%	-0.93%
Portfolio turnover rate	80	% (8)	227%	300%	466%	790%	688%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized

(8)	Not Annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2015		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.97		$9.48	$8.66	$7.78	$8.68	$7.93
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.07)	(0.12)	0.11	(0.07)	(0.13)
Net realized and unrealized gain (loss)	(0.20)		1.11	1.51	0.86	(0.83)	1.13
Total from investment operations	(0.24)		1.04	1.39	0.97	(0.90)	1.00
Less distributions from:
Net Investment Income	—		—	(0.01)	(0.05)	—	—
Net Realized Gains	—		(0.55)	(0.56)	(0.04)	—	(0.25)
Total distributions	—		(0.55)	(0.57)	(0.09)	—	(0.25)
Net asset value, end of period	$9.73		$9.97	$9.48	$8.66	$7.78	$8.68
Total return (2,3)	-2.41%		11.01%	16.04%	12.59%	-10.37%	12.96%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$197,415		$167,396	$76,624	$31,326	$12,550	$8,011
Ratios of expenses to average net assets: (4)	2.24	% (6)	2.27%	2.33%	2.45%	2.46%	2.61%
Ratios of net investment income (loss) to average net assets: (4,5)	-0.78	% (6)	0.76%	-1.27%	1.43%	-0.94%	-1.57%
Portfolio turnover rate	80	% (7)	227%	300%	466%	790%	688%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized

(7)	Not Annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	October 31, 2015		April 30,		April 30,	April 30,	April 30,		April 30,
	(Unaudited)		2015		2014	2013	2012		2011
Net asset value, beginning of period	$5.92		$5.79		$5.23	$4.84	$6.39		$5.48
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		(0.00	) (2)	0.01	0.05	(0.01)		0.02
Net realized and unrealized gain (loss)	(0.37)		0.13		0.60	0.34	(1.53)		0.89
Total from investment operations	(0.40)		0.13		0.61	0.39	(1.54)		0.91
Less distributions from:
Net Investment Income	—		—		(0.01)	—	(0.01)		0.00	(2)
Return of Capital	—		—		(0.04)	—	—		—
Total distributions	—		—		(0.05)	—	(0.01)		0.00	(2)
Net asset value, end of period	$5.52		$5.92		$5.79	$5.23	$4.84		$6.39
Total return (3,4)	-6.76%		2.25%		11.61%	8.06%	-24.15%		16.63%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$7,848		$8,983		$7,117	$4,750	$4,842		$10,541
Ratios of gross expenses to average net assets: (5)	1.58	% (8)	1.59%		1.71%	2.05%	1.91%		1.92%
Ratios of net expenses to average net assets: (5)	1.58	% (8)	1.59%		1.71%	2.05%	1.99	% (6)	2.00	% (6)
Ratios of net investment income (loss) to average net assets: (5,7)	-1.07	% (8)	-0.01%		0.15%	1.02%	-0.22%		0.28%
Ratios of net investment income (loss) to average net assets - pre waiver/recapture: (5,7)	-1.07	% (8)	-0.01%		0.15%	1.02%	-0.14%		0.35%
Portfolio turnover rate	29	% (9)	158%		136%	332%	570%		584%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Per share amount represents less than $0.01 per share.

(3)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized

(9)	Not Annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2015		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$5.69		$5.61	$5.09	$4.74	$6.32	$5.44
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		(0.04)	(0.03)	0.02	(0.04)	(0.05)
Net realized and unrealized gain (loss)	(0.34)		0.12	0.57	0.33	(1.52)	0.93
Total from investment operations	(0.39)		0.08	0.54	0.35	(1.56)	0.88
Less distributions from:
Net Investment Income	—		—	—	—	(0.02)	0.00 (2)
Return of Capital	—		—	(0.02)	—	—	—
Total distributions	—		—	(0.02)	—	(0.02)	0.00 (2)
Net asset value, end of period	$5.30		$5.69	$5.61	$5.09	$4.74	$6.32
Total return (3,4)	-6.85%		1.43%	10.68%	7.38%	-24.72%	16.18%
Ratios/Supplemental Data:
Net assets, end of period	$53,024		$44,007	$24,811	$11,051	$4,870	$5,039
Ratios of expenses to average net assets: (5)	2.33	% (7)	2.34%	2.46%	2.80%	2.69%	2.67%
Ratios of net investment income (loss) to average net assets: (5,6)	-1.83	% (7)	0.69%	-0.48%	0.34%	-0.78%	-0.80%
Portfolio turnover rate	29	% (8)	158%	136%	332%	570%	584%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Per share amount represents less than $0.01 per share.

(3)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized

(8)	Not Annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2015		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.53		$9.54	$9.96	$9.59	$9.52	$9.37
Activity from investment operations:
Net investment income (1)	0.08		0.19	0.17	0.34	0.29	0.45
Net realized and unrealized gain (loss)	(0.18)		(0.03)	(0.38)	0.39	0.07	0.14
Total from investment operations	(0.10)		0.16	(0.21)	0.73	0.36	0.59
Less distributions from:
Net Investment Income	(0.07)		(0.17)	(0.15)	(0.31)	(0.29)	(0.44)
Net Realized Gains	—		—	(0.06)	(0.05)	—	—
Total distributions	(0.07)		(0.17)	(0.21)	(0.36)	(0.29)	(0.44)

Net asset value, end of period	$9.36		$9.53	$9.54	$9.96	$9.59	$9.52
Total return (2,3)	-1.00%		1.68%	-2.15%	7.70%	3.81%	6.41%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$21,442		$26,550	$25,567	$35,042	$32,426	$33,153
Ratios of expenses to average net assets: (4)	1.48	% (6)	1.54%	1.56%	1.65%	1.65%	1.71%
Ratios of net investment income to average net assets: (4,5)	1.68	% (6)	1.95%	1.78%	3.45%	3.04%	4.72%
Portfolio turnover rate	99	% (7)	188%	218%	81%	218%	162%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized

(7)	Not Annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2015		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.50		$9.51	$9.93	$9.57	$9.50	$9.33
Activity from investment operations:
Net investment income (1)	0.04		0.11	0.10	0.28	0.23	0.47
Net realized and unrealized gain (loss)	(0.17)		(0.03)	(0.38)	0.38	0.05	0.05
Total from investment operations	(0.13)		0.08	(0.28)	0.66	0.28	0.52
Less distributions from:
Net Investment Income	(0.04)		(0.09)	(0.08)	(0.25)	(0.21)	(0.35)
Net Realized Gains	—		—	(0.06)	(0.05)	—	—
Total distributions	(0.04)		(0.09)	(0.14)	(0.30)	(0.21)	(0.35)
Net asset value, end of period	$9.33		$9.50	$9.51	$9.93	$9.57	$9.50
Total return (2,3)	-1.36%		0.85%	-2.83%	6.92%	3.01%	5.61%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$155,297		$148,159	$79,845	$63,399	$28,724	$11,906
Ratios of expenses to average net assets: (4)	2.23	% (6)	2.29%	2.31%	2.40%	2.41%	2.46%
Ratios of net investment income to average net assets: (4,5)	0.94	% (6)	1.19%	1.05%	2.86%	2.40%	4.91%
Portfolio turnover rate	99	% (7)	188%	218%	81%	218%	162%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized

(7)	Not Annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2015		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.85		$9.96	$10.09	$9.54	$9.78	$9.84
Activity from investment operations:
Net investment income (1)	0.06		0.13	0.14	0.28	0.11	0.21
Net realized and unrealized gain (loss)	(0.20)		(0.10)	(0.12)	0.48	(0.28)	(0.06)
Total from investment operations	(0.14)		0.03	0.02	0.76	(0.17)	0.15
Less distributions from:
Net Investment Income	—		(0.14)	(0.15)	(0.21)	(0.07)	(0.21)
Total distributions	—		(0.14)	(0.15)	(0.21)	(0.07)	(0.21)
Net asset value, end of period	$9.71		$9.85	$9.96	$10.09	$9.54	$9.78
Total return (2,3)	-1.42%		0.31%	0.25%	7.98%	-1.76%	1.53%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$8,282		$9,246	$10,645	$9,949	$16,752	$20,953
Ratios of expenses to average net assets: (4)	1.66	% (6)	1.71%	1.70%	1.79%	1.70%	1.80%
Ratios of net investment income to average net assets: (4,5)	1.17	% (6)	1.32%	1.37%	2.87%	1.14%	2.09%
Portfolio turnover rate	101	% (7)	123%	117%	156%	263%	324%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized

(7)	Not Annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2015		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.64		$9.76	$9.91	$9.38	$9.65	$9.78
Activity from investment operations:
Net investment income (1)	0.02		0.05	0.06	0.21	0.04	0.14
Net realized and unrealized gain (loss)	(0.20)		(0.09)	(0.11)	0.46	(0.28)	(0.06)
Total from investment operations	(0.18)		(0.04)	(0.05)	0.67	(0.24)	0.08
Less distributions from:
Net Investment Income	—		(0.08)	(0.10)	(0.14)	(0.03)	(0.21)
Total distributions	—		(0.08)	(0.10)	(0.14)	(0.03)	(0.21)
Net asset value, end of period	$9.46		$9.64	$9.76	$9.91	$9.38	$9.65
Total return (2,3)	-1.87%		-0.41%	-0.50%	7.15%	-2.49%	0.80%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$37,762		$27,337	$20,404	$12,937	$12,556	$6,251
Ratios of expenses to average net assets: (4)	2.40	% (6)	2.46%	2.45%	2.54%	2.46%	2.55%
Ratios of net investment income to average net assets: (4,5)	0.46	% (6)	0.55%	0.61%	2.23%	0.41%	1.49%
Portfolio turnover rate	101	% (7)	123%	117%	156%	263%	324%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized

(7)	Not Annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

	Investor Class
	Six Months Ended		Year Ended
	October 31, 2015		April 30,
	(Unaudited)		2015*
Net asset value, beginning of period	$10.06		$10.00
Activity from investment operations:
Net investment income (1)	(0.10)		(0.09)
Net realized and unrealized gain (loss)	(0.16)		0.19
Total from investment operations	(0.26)		0.10
Less distributions from:
Net Investment Income	—		(0.04)
Total distributions	—		(0.04)
Net asset value, end of period	$9.80		$10.06
Total return (2,3)	-2.58%		0.96%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$8,211		$5,894
Ratio of net expenses to average net assets: (5,6)	2.84	% (8)	3.00%
Ratio of gross expenses to average net assets: (5,6)	2.73%		3.18%
Ratio of net investment income to average net assets: (5,6,7)	-2.03%		-0.92%
Portfolio turnover rate (4)	63%		29%

*	The inception date of Pacific Financial Faith & Values Based Moderate Fund Investor shares is May 31, 2013. The Fund commenced operations on December 3, 2014.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

Institutional Class
Period Ended
October 31, 2015
(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.06
Net realized and unrealized gain	0.15
Total from investment operations	0.21
Net asset value, end of period	$10.21
Total return (2,3)	2.10%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$6,506
Ratio of net expenses to average net assets: (5,6)	1.35%
Ratio of net investment income to average net assets: (5,6,7)	8.78%
Portfolio turnover rate (4)	0%

*	The inception date of Pacific Financial Dynamic Allocation Fund Institutional shares is September 17, 2015. The Fund commenced operations on October 7, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

Investor Class
Period Ended
October 31, 2015 *
(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.03
Net realized and unrealized gain	0.17
Total from investment operations	0.20
Net asset value, end of period	$10.20
Total return (2,3)	2.00%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$62,631
Ratio of net expenses to average net assets: (5,6)	2.12%
Ratio of net investment income to average net assets: (5,6,7)	4.83%
Portfolio turnover rate (4)	0%

*	The inception date of Pacific Financial Dynamic Allocation Fund Investor shares is September 17, 2015. The Fund commenced operations on October 7, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2015 (Unaudited)

1.	ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund” and collectively the “Funds”) is comprised of eight different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (“Core Equity Fund”), the Pacific Financial Explorer Fund (“Explorer Fund”), the Pacific Financial International Fund (“International Fund”), the Pacific Financial Strategic Conservative Fund (“Strategic Conservative Fund”), the Pacific Financial Tactical Fund (“Tactical Fund”), the Pacific Financial Faith & Values Based Moderate Fund (“Faith & Values Based Moderate Fund”) and the Pacific Financial Dynamic Allocation Fund (“Dynamic Allocation Fund”). Faith & Values Based Moderate Fund commenced operations as of December 3, 2014. The Dynamic Allocation Fund commenced operations on October 7, 2015. The investment objective of each Fund is as follows:

Fund	Primary Objective

Core Equity Fund	Long Term Capital Appreciation
Explorer Fund	Long Term Capital Appreciation
International Fund	Long Term Capital Appreciation
Strategic Conservative Fund	Preservation of Capital and Current Income
Tactical Fund	Long Term Capital Appreciation
Faith & Values Based Moderate Fund	Long Term Capital Appreciation and Current Income
Dynamic Allocation Fund	Total Return

Each Fund, with the exception of Faith & Values Based Moderate Fund, currently offers two classes of shares: Institutional Shares and Investor Shares. Faith & Values Based Moderate Fund offers Investor Shares. Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated to each Fund’s classes proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2015, for the Funds’ assets measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$116,782,436	$—	$—	$116,782,436
Mutual Funds	225,577,539	—	—	225,577,539
Short-Term Investments	32,995,949	—	—	32,995,949
Total	$375,355,924	$—	$—	$375,355,924

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$224,038,931	$—	$—	$224,038,931
Mutual Funds	5,628,145	—	—	5,628,145
Short-Term Investments	39,863,486	—	—	39,863,486
Total	$269,530,562	$—	$—	$269,530,562

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,967,015	$—	$—	$8,967,015
Mutual Funds	46,129,600	5,497,103	—	51,626,703
Short-Term Investments	1,073,313	—	—	1,073,313
Total	$61,667,031	$—	$—	$61,667,031

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$111,568,295	$—	$—	$111,568,295
Mutual Funds	64,747,443	—	—	64,747,443
Short-Term Investments	10,640,022	—	—	10,640,022
Total	$186,955,760	$—	$—	$186,955,760

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,462,782	$—	$—	$11,462,782
Mutual Funds	29,463,397	—	—	29,463,397
Short-Term Investments	5,459,540	—	—	5,459,540
Total	$46,385,719	$—	$—	$46,385,719

Pacific Financial Faith & Values Based Moderate Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,094,745	$—	$—	$8,094,745
Short-Term Investments	501,794	—	—	501,794
Total	$8,596,539	$—	$—	$8,596,539

Pacific Financial Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$68,473,858	$—	$—	$68,473,858
Short-Term Investments	472,766	—	—	472,766
Total	$68,946,624	$—	$—	$68,946,624

The following amounts were transfers in/(out) of Level 2 Assets:

Pacific Financial International Fund

	Mutual Funds	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	5,497,103	5,497,103
Net Transfer In/(Out) of Level 2	$5,497,103	$5,497,103

*	Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period. There were no transfers between levels during the period presented except for Pacific Financial International Fund. Transfers that were made into Level 2 represent securities that were fair valued using observable inputs. It is the Funds’ policy to record transfers between levels at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015) or expected to be taken in each Fund’s 2016 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where a Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Pacific Financial Family of Mutual Funds are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial Family of Mutual Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2015, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Core Equity Fund	$156,823,389	$120,415,738
Explorer Fund	204,604,396	174,319,871
International Fund	28,371,872	16,386,095
Strategic Conservative Fund	189,311,325	183,235,806
Tactical Fund	47,712,947	36,695,193
Faith & Values Based Moderate Fund	6,623,253	4,155,775
Dynamic Allocation Fund	67,469,659	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The Pacific Financial Group, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Advisor. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets. For the six months ended October 31, 2015, pursuant to the Plan, the Funds accrued the following fees:

Fund
Core Equity Fund	$1,698,655
Explorer Fund	1,099,364
International Fund	288,203
Strategic Conservative Fund	933,219
Tactical Fund	210,900
Faith & Values Based Moderate Fund	32,741
Dynamic Allocation Fund	33,906

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2024, to waive a portion of its advisory fee for the Faith and Values Based Moderate Fund Investor Class Shares and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation expenses) do not exceed 3.00% and 2.25% per annum of the Fund’s average daily net assets for the Investor Class and Institutional Class, respectfully, until August 31, 2016 and 5.00% and 4.25% of the Fund’s average daily net assets for the Investor Class and Institutional Class, respectfully, until August 31, 2024.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 3.00% or 2.25% of the Fund’s average daily net assets for the Investor Class or Institutional Class, respectfully (the “Expense Limitation”), the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not exceed the Expense Limitation. If Fund Operating Expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for fees waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended October 31, 2015, the Advisor recouped $3,185 of previously waived fees.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended October 31, 2015, pursuant to the Plans, the Institutional and Investor Class shares accrued the following fees:

Fund	Institutional Class	Investor Class
Core Equity Fund	$61,973	$1,450,763
Explorer Fund	43,068	927,090
International Fund	10,585	245,864
Strategic Conservative Fund	31,495	807,233
Tactical Fund	10,911	167,257
Faith & Values Based Moderate Fund	N/A	32,741
Dynamic Allocation Fund	943	30,135

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Orion Advisor Services, LLC (“Orion”), an affiliate of GFS and the Distributor provides shareholder administration services to the Funds. For the six months ended October 31, 2015, the Funds paid fees to Orion for compensation for these services as follows:

Fund
Core Equity Fund	$7,718
Explorer Fund	49,836
International Fund	13,024
Strategic Conservative Fund	42,761
Tactical Fund	9,571
Faith & Values Based Moderate Fund	1,474
Dynamic Allocation Fund	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period with affiliated companies are as follows:

Explorer Fund

						Change in Unrelized
		Value- Beginning of			Net Realized	Appreciation/	Value-End of
CUSIP	Description	Year	Purchases	Sales Proceeds	Gain/ (Loss)	(Depreciation)	Period
33733E401	First Trust NASDAQ-100 Ex-Technology Sector IndexSM Fund	$9,684,356	$3,001,187	$—	$—	$142,278	$12,543,265
73935X419	PowerShares DWA Consumer Cyclicals Momentum Portfolio	4,856,593	—	4,917,064	13,713	46,758	—
73935X344	PowerShares DWA Technology Momentum Portfolio	6,360,394	3,789,822	5,957,186	196,669	39,477	4,429,176

Tactical Fund

		Value-				Change in Unrelized
		Beginning of			Net Realized	Appreciation/	Value-End of
CUSIP	Description	Year	Purchases	Sales Proceeds	Gain/ (Loss)	(Depreciation)	Period
89154Q588	Touchstone Flexible Income Fund	$3,663,260	$—	$3,618,073	$(49,703)	$4,516	$—

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the periods ended April 30, 2015 and April 30, 2014 were as follows:

For the period ended April 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Core Equity Fund	$14,143,452	$4,122,202	$—	$18,265,654
Explorer Fund	6,465,254	2,125,884	—	8,591,138
International Fund	—	—	—	—
Strategic Conservative Fund	1,520,685	—	—	1,520,685
Tactical Fund	335,950	—	—	335,950
Faith & Values Based Moderate Fund	14,228	—	—	14,228

For the year ended April 30, 2014:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Core Equity Fund	$17,578,732	$201,631	$—	$17,780,363
Explorer Fund	4,749,789	534,635	—	5,284,424
International Fund	15,829	—	133,118	148,947
Strategic Conservative Fund	1,249,440	366,971	—	1,616,411
Tactical Fund	382,395	—	—	382,395

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

As of April 30, 2015, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Core Equity Fund	$382,443	$7,581,887	$—	$—	$5,948,306	$13,912,636
Explorer Fund	7,031,933	1,948,444	—	—	6,422,704	15,403,081
International Fund	—	—	(2,864,737)	(293,107)	1,020,658	(2,137,186)
Strategic Conservative Fund	719,428	—	(2,169,903)	(426,216)	(43,571)	(1,920,262)
Tactical Fund	42,372	—	(393,776)	(147,888)	43,667	(455,625)
Faith & Values Based Moderate Fund	82	—	—	(32,366)	36,807	4,523

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Core Equity Fund	$—
Explorer Fund	—
International Fund	293,107
Strategic Conservative Fund	—
Tactical Fund	—
Faith & Values Based Moderate Fund	30,803

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such losses as follows:

Post October
Losses
Core Equity Fund	$—
Explorer Fund	—
International Fund	—
Strategic Conservative Fund	426,216
Tactical Fund	147,888
Faith & Values Based Moderate Fund	1,563

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

At April 30, 2015, the following Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized in the current year as follows:

			Non-Expiring			CLCF
	2016	2017	Short-Term	Long-Term	Total	Utilized
Core Equity Fund	$—	$—	$—	$—	$—	$—
Explorer Fund	—	—	—	—	—	—
International Fund	1,383,595	1,258,183	222,959	—	2,864,737	309,390
Strategic Conservative Fund	—	—	2,085,776	84,127	2,169,903	267,945
Tactical Fund	—	266,527	127,249	—	393,776	—
Faith & Values Based Moderate Fund	—	—	—	—	—	—

The Regulated Investment Company Modernization Act of 2010 (the “Act”) which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal years ends beginning after the date of enactment. As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

Permanent book and tax differences, primarily attributable to the reclassification of the Funds’ distributions and the tax treatment of net operating losses and short-term capital gains, resulted in reclassification for the tax year ended April 30, 2015 for the Funds as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Core Equity Fund	$—	$2,308,461	$(2,308,461)
Explorer Fund	—	908,881	(908,881)
International Fund	(12,612)	12,612	—
Strategic Conservative Fund	—	—	—
Tactical Fund	—	—	—
Faith & Values Based Moderate Fund	—	—	—

7.	SECURITIES LENDING

The Core Equity Fund, Explorer Fund, International Fund, Tactical Fund and Strategic Conservative Fund have entered into a securities lending arrangement with The Bank of New York Mellon Corporation (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Portfolio of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2015. The Tactical Fund did not engage in securities lending activity during the period ended October 31, 2015.

					Gross Amounts not Offsets in the Statement of
					Assets and Liabilties
				Net Amounts of Assets
			Gross Amounts Offset	Presented in the
	Gross Amount of		in the Statement of	Statement of Assets		Cash Collateral
	Recognized Assets	**	Assets and Liabilities	and Liabilties	Financial Instruments	Pledged	(1)
Core Equity Fund	$30,142,300		$—	$30,142,300	$—	$30,142,300
Explorer Fund	$35,449,665		$—	$35,449,665	$—	$35,449,665
International Fund	$464,412		$—	$464,412	$—	$464,412
Strategic Conservative Fund	$10,131,032		$—	$10,131,032	$—	$10,131,032

**	Included with Investments in securities on the Statements of Assets and Liabilities.

(1)	Any over-collateralization of total financial instruments is not shown.

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Pacific Financial Explorer Fund currently invests a portion of its assets in Vanguard S&P 500 ETF. The Vanguard S&P 500 ETF is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard S&P 500 ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard S&P 500 ETF Fund. The financial statements of the Vanguard S&P 500 ETF Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2015, the Fund invested 28.15% of its net assets in the Vanguard S&P 500 ETF.

9.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
October 31, 2015 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Institutional Class	Expense Ratio	5/1/15	10/31/15	Period	10/31/15	Period

Pacific Financial Core Equity Fund*	1.49%	$1,000.00	$979.40	$7.41	$1,017.65	$7.56
Pacific Financial Explorer Fund*	1.50%	$1,000.00	$979.60	$7.46	$1,017.60	$7.61
Pacific Financial International Fund*	1.58%	$1,000.00	$932.40	$7.67	$1,017.19	$8.01
Pacific Financial Strategic Conservative Fund*	1.48%	$1,000.00	$990.00	$7.40	$1,017.70	$7.51
Pacific Financial Tactical Fund*	1.66%	$1,000.00	$985.80	$8.29	$1,016.79	$8.42
Pacific Financial Dynamic Allocation Fund^	1.35%	$1,000.00	$1,021.00	$0.82	$1,018.35	$6.85

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Investor Class	Expense Ratio	5/1/15	10/31/15	Period	10/31/15	Period

Pacific Financial Core Equity Fund*	2.23%	$1,000.00	$975.40	$11.07	$1,013.93	$11.29
Pacific Financial Explorer Fund*	2.24%	$1,000.00	$975.90	$11.13	$1,013.88	$11.34
Pacific Financial International Fund*	2.33%	$1,000.00	$931.50	$11.31	$1,013.42	$11.79
Pacific Financial Strategic Conservative Fund*	2.23%	$1,000.00	$986.40	$11.13	$1,013.93	$11.29
Pacific Financial Tactical Fund*	2.40%	$1,000.00	$981.30	$11.95	$1,013.07	$12.14
Pacific Financial Faith & Values Based Moderate Fund*	2.86%	$1,000.00	$974.20	$14.19	$1,010.76	$14.46
Pacific Financial Dynamic Allocation Fund^	2.12%	$1,000.00	$1,020.00	$1.29	$1,014.48	$10.74

*	Expenses Paid during the Period are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 366.

^	“Actual” expense information is for the period from October 7, 2015 (date of initial investment) to October 31, 2015. Actual expenses are equal to the Portfolio’s annualized net expense ratio multiplied by 25/366 (to reflect the period from initial investment to October 31, 2015. “Hypothetical” expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).

The Pacific Financial Funds
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2015

Pacific Financial Flexible Growth & Income Fund and the Pacific Financial Dynamic Allocation Fund f/k/a Pacific Financial Balanced Fund * – Adviser: The Pacific Financial Group, Inc.

In connection with the regular meeting held on December 11&12, 2012 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between The Pacific Financial Group, Inc. (the “Adviser”) and the Trust, with respect to the Pacific Financial Flexible Growth & Income Fund and the Pacific Financial Dynamic Allocation Fund f/k/a Pacific Financial Balanced Fund (each a “Fund” and collectively the “Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the longevity of the relationship between the Adviser and the Trust noting that the Adviser has advised other Funds in the Trust for over 5 years. They considered management’s observation that the Adviser has done a professional job managing the investments of the other Adviser managed funds in the Trust. They also noted that the Trust’s CCO had indicated that the Adviser has a strong culture of compliance and that its CCO is experienced, responsive and easy to work with. The Board noted that the Funds would benefit from the longevity and experience of the Adviser’s key personnel. The Trustees discussed that the Adviser has demonstrated an ongoing willingness to provide robust research, compliance and investment management tools. In particular they noted that the Adviser’s research tools include the Morningstar Direct Platform, the most robust platform offered by Morningstar providing extensive information about securities performance as well as access to sophisticated and varied analytics including Returns Based Attribution Studies, Holdings Based as well as Returns Based style analysis and in depth diagnostics of Funds and Fund component performance vs. benchmarks and peer groups. The Trustees concluded that they were comfortable with the nature, extent and quality of services that the Adviser is expected to provide.

Performance. Because the Funds had not yet commenced operations, the Trustees could not consider their past performance. However, the Trustees considered the annualized performance data for the existing funds in the Trust managed by the Adviser; they did not consider the performance of similarly managed funds because the Adviser does not currently manage funds similar to the Funds. The Trustees noted that the performance of the existing funds in the Trust improved significantly after the Adviser made enhancements to the Funds’ strategies at the behest of the Board. The Trustees also considered that the Institutional Class of each existing fund had positive absolute performance over the last 1 year, and that two of the existing Adviser managed funds in the Trust beat their respective benchmark for that period. The Trustees acknowledged the improved performance of the existing Adviser managed funds over the last year and attributed it in part to the Adviser’s willingness to respond to feedback from the Board. The Board concluded that the Adviser has the ability and experience to generate relative positive returns for each of the Funds.

Fees and Expenses. The Trustees noted that the proposed management fee for each Fund is 1%. They compared the proposed management fees to the average fees charged by each Fund’s peer group and Morningstar Category. The Trustees considered in their review that the Morningstar Category Averages are more general comparisons, and each peer group is carefully selected to be funds that more closely match the other funds in the Trust managed by the Adviser.

The Pacific Financial Funds
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2015 (Continued)

With respect to the Pacific Financial Flexible Growth & Income Fund, they noted that the proposed management fee is below the peer group average at 1.31%, with a peer group range of 0.95% to 2.00%. The Trustees considered that the proposed fee was competitive, and noted that the lowest fee charged within the peer group, at only 5 bps less than the proposed fee, may be attributable to its high level of assets under management. They further considered that there are some very large funds in the peer group that are charging considerably higher management fees. The Trustees also considered that the Morningstar Category is comprised of certain types of conservative allocation funds that generally have lower fees.

With respect to the Pacific Financial Balanced Fund, the Trustees noted that the proposed management fee was higher than the average fee charged by the funds in the peer group and the Morningstar Category Average of 0.82% and 0.59%, respectively. The Trustees noted that the management fees charged by the funds in the Fund’s peer group ranged from 0.70% to 1.05%, and noted that the proposed fee was within the range of reasonableness, and that the lower fees are attributable to funds that are of significant size.

The Trustees noted that there is no expense cap proposed, but that the Funds’ administrator and transfer agent has agreed to waive minimum fees for fund administration and transfer agency for two years, thus helping to maintain fees at a level at or below the levels projected by the Adviser. The Board noted that the Adviser had also differentiated the Pacific Financial Balanced Fund’s above-average management fee and anticipated expense ratio, as compared to some peer group funds, by noting that the Fund, along with the Pacific Financial Flexible Growth & Income Fund, would be exclusively marketed through and to its clients or clients of other registered representatives and, therefore, potential shareholders will pay no more by investing in the Fund than they would otherwise pay by investing in a separate account managed by the Adviser.

Economies of Scale. The Board considered whether there will be economies of scale realized with respect to the management of the Funds. The Trustees agreed that this was an issue to be considered at the individual Fund level. They further noted that it is unlikely that the Funds will reach asset levels with meaningful economies in the near term, but that the Adviser had represented to the Trustees that it would consider breakpoints in the future as the Funds reach significant economies. After discussion, it was the consensus of the Board that based on the anticipated size of the Funds, while breakpoint levels had not been negotiated at this time, economies of scale would be revisited after the Funds are launched and their respective sizes materially increase.

Profitability. The Board considered the Adviser’s estimated profitability in connection with its relationship with the Funds. They noted that the Adviser had reported a $50,000 anticipated net profit from each Fund. The Trustees further noted that the Adviser would not receive any additional benefits or payments in connection with its relationship with the Funds. They considered that the estimated profits, based on the estimated size of the Funds, is relatively small and, therefore, certainly reasonable.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the future shareholders of the Pacific Financial Flexible Growth & Income Fund and the Pacific Financial Dynamic Allocation Fund f/k/a Pacific Financial Balanced Fund.

* Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Pacific Financial Flexible Growth & Income Fund and the Pacific Financial Dynamic Allocation Fund f/k/a Pacific Financial Balanced Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the mostrecent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, Inc.
777 108th Avenue NE, Suite 2100
Bellevue, WA 98004

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 1/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 1/7/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 1/7/16